5. INCOME TAXES (Tables)	12 Months Ended
Dec. 31, 2017
Income Tax Disclosure [Abstract]
Components of deferred taxes
	2017	2016
Deferred tax assets:
Warrant liability	$1,990	$697
Accrued executive compensation	447	540
Reserves and other	301	255
Net operating loss carryforwards	20,726	27,958
	23,464	29,450
Valuation allowance	(23,464)	(29,450)
	$0	$0

Income taxes
	2017	2016
Statutory federal tax rate	34%	34%
State taxes, net of federal benefit	4	4
Nondeductible expenses	-	-
Valuation allowance	(38)	(38)
	0%	0%

Provision for income taxes
	2017	2016
Current	$-	$-
Deferred	-	-
Deferred provision	-	-
Impact of change in enacted tax rates	12,139	-
Change in valuation allowance	(12,139)	-
Total provision for income taxes	$-	$-